ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Executive and employee compensation	$ 380,158	$ 1,642,959
Interest on convertible notes and promissory notes	27,562	135,980
Other accrued expenses and liabilities	618	15,293
Total accrued liabilities	$ 408,338	$ 1,794,232